Schedule of Investments (unaudited)
December 31, 2024
BlackRock Global Equity Absolute Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 5.6%
Canadian National Railway Co.	2,649	$ 269,000
Canadian Pacific Kansas City Ltd.	2,504	181,305
Teck Resources Ltd., Class B	3,118	126,416
		576,721
China — 3.7%
KE Holdings, Inc., ADR	4,680	86,206
Tencent Holdings Ltd.	5,400	288,213
		374,419
Denmark — 2.1%
Novo Nordisk A/S, Class B	2,538	218,983
France — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	292	192,076
Germany — 4.1%
Beiersdorf AG	2,196	282,066
Infineon Technologies AG	4,171	136,149
		418,215
Italy — 1.9%
Intesa Sanpaolo SpA	48,206	193,346
Japan — 6.9%
Recruit Holdings Co. Ltd.	4,300	298,884
Sony Group Corp.	19,100	402,543
		701,427
Netherlands — 1.3%
ASML Holding NV	190	133,083
Switzerland — 2.1%
Galderma Group AG(a)	1,969	218,346
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	227,500
United States — 38.2%
Adobe, Inc.(a)	280	124,510
Alphabet, Inc., Class A	1,599	302,691
Amazon.com, Inc.(a)	1,256	275,554
Security	Shares	Value
United States (continued)
AZEK Co., Inc. (The), Class A(a)	3,315	$ 157,363
Baker Hughes Co., Class A	3,595	147,467
Boston Scientific Corp.(a)	1,706	152,380
Cadence Design Systems, Inc.(a)	686	206,116
Home Depot, Inc. (The)	505	196,440
Howmet Aerospace, Inc.	1,328	145,243
Hubbell, Inc.	341	142,841
Lennar Corp., Class A	913	124,506
Marvell Technology, Inc.	1,623	179,260
Mastercard, Inc., Class A	593	312,256
Microsoft Corp.	491	206,957
Otis Worldwide Corp.	1,552	143,731
Pinterest, Inc., Class A(a)	5,190	150,510
Salesforce, Inc.	635	212,300
T-Mobile U.S., Inc.	1,210	267,083
UnitedHealth Group, Inc.	361	182,615
Vulcan Materials Co.	554	142,505
Western Alliance Bancorp	1,728	144,357
		3,916,685
Total Long-Term Investments — 70.0% (Cost: $5,954,063)		7,170,801
Short-Term Securities
Money Market Funds — 27.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(b)(c)	2,804,936	2,804,936
Total Short-Term Securities — 27.4% (Cost: $2,804,936)		2,804,936
Total Investments — 97.4% (Cost: $8,758,999)		9,975,737
Other Assets Less Liabilities — 2.6%		265,212
Net Assets — 100.0%		$ 10,240,949
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Global Equity Absolute Return Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (24)(b)	$ 24	$ —	$ —	—	$ 9(c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	183,476	2,621,460(b)	—	—	—	2,804,936	2,804,936	46,445	—
				$ 24	$ —	$ 2,804,936		$ 46,454	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
S&P 500 E-Mini Index	2	03/21/25	$ 594	$ 21,926
STOXX Europe 600 Index	35	03/21/25	916	19,223
				$ 41,149
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	634,126	CAD	903,012	NatWest Markets PLC	01/17/25	$ 5,526
USD	155,670	CHF	138,618	UBS AG	01/17/25	2,639
USD	316,644	DKK	2,248,096	UBS AG	01/17/25	4,102
USD	917,870	EUR	873,975	BNP Paribas S.A.	01/17/25	11,953
USD	712,243	JPY	109,359,535	UBS AG	01/17/25	15,811
USD	169,111	TWD	5,488,000	Bank of America N.A.	01/17/25	1,477
						$41,508

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Global Equity Absolute Return Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	02/24/25–02/24/28	$ (1,138,090)	$ 16,728(b)	$ (1,117,881)	21.6%
	Monthly	Goldman Sachs Bank USA(c)	08/18/26–08/19/26	(899,478)	27,164(d)	(864,628)	22.8
	Monthly	HSBC Bank PLC(e)	02/09/28–02/10/28	(1,205,109)	42,665(f)	(1,156,755)	25.5
	Monthly	Morgan Stanley & Co. International PLC(g)	05/13/25–12/21/28	(820,529)	10,825(h)	(804,348)	19.8
					$ 97,382	$ (3,943,612)
(b)	Amount includes $(3,481) of net dividends and financing fees.
(d)	Amount includes $(7,686) of net dividends and financing fees.
(f)	Amount includes $(5,689) of net dividends and financing fees.
(h)	Amount includes $(5,356) of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	0-73 basis points	0-128 basis points	15-375 basis points
Benchmarks:	Swiss Average Rate O/N:	Canadian Overnight Repo Rate Average:	Overnight Reserve Bank of Australia Rate:
	CHF 1-Day	CAD 1-Day	AUD 1-Day
	Euro Short-Term Rate:	Euro Short-Term Rate:	Euro Short-Term Rate:
	EUR 1-Day	EUR 1-Day	EUR 1-Day
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Sterling Overnight Index Average:
	GBP 1-Day	GBP 1-Day	GBP 1-Day
	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:
	JPY 1-Day	JPY 1-Day	JPY 1-Day
	Overnight Bank Funding Rate:	Stockholm Overnight Interbank Offer Rate:	Stockholm Overnight Interbank Offer Rate:
	USD 1-Day	SEK 1-day	SEK 1-day
		Overnight Federal Funds Effective Rate:	Overnight Bank Funding Rate:
		USD 1-Day	USD 1-Day

(g)
Range:	15-40 basis points
Benchmarks:	Euro Short-Term Rate:
EUR 1-Day
Sterling Overnight Index Average:
GBP 1-Day
Tokyo Overnight Average Rate:
JPY 1-Day
Stockholm Overnight Interbank Offer Rate:
SEK 1-Day
Overnight Federal Funds Effective Rate:
USD 1-Day

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Global Equity Absolute Return Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2025 to February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Air Liquide SA	925	$ 150,368	(13.5)%
Japan
Nippon Paint Holdings Co. Ltd.	14,400	92,973	(8.3)
Switzerland
Julius Baer Group Ltd.	2,678	173,725	(15.5)
United Kingdom
Taylor Wimpey PLC	80,299	122,216	(10.9)
Total Reference Entity — Long		539,282
Reference Entity — Short
Common Stocks
Germany
Birkenstock Holding PLC	2,751	(155,872)	13.9
Henkel AG & Co. KGaA, Preference Shares, NVS	1,273	(111,688)	10.0
Mercedes-Benz Group AG	1,096	(61,104)	5.5
		(328,664)
India
Infosys Ltd., ADR	1,920	(42,087)	3.8
Japan
Seven Bank Ltd.	58,700	(116,242)	10.4
SoftBank Group Corp.	2,900	(165,723)	14.8
		(281,965)
Netherlands
Randstad NV	2,097	(88,289)	7.9
United Kingdom
Bunzl PLC	4,407	(181,459)	16.2
United States
AT&T Inc.	1,748	(39,802)	3.6
Charter Communications, Inc., Class A	313	(107,287)	9.6
Cognizant Technology Solutions Corp., Class A	1,124	(86,436)	7.7
FactSet Research Systems, Inc.	331	(158,973)	14.2
International Business Machines Corp.	1,057	(232,360)	20.8
Interpublic Group of Cos., Inc. (The)	3,817	(106,952)	9.6
Lam Research Corp.	40	(2,889)	0.2
		(734,699)
Total Reference Entity — Short		(1,657,163)
Net Value of Reference Entity — Citibank N.A.		$(1,117,881)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Japan
Keyence Corp.	300	$ 121,942	(14.1)%
United Kingdom
RELX PLC	4,643	210,369	(24.3)
Standard Chartered PLC	18,505	227,819	(26.4)
		438,188
United States
Meta Platforms, Inc., Class A	224	131,154	(15.2)
Total Reference Entity — Long		691,284
Reference Entity — Short
Common Stocks
Canada
BCE, Inc.	2,234	(51,784)	6.0
Rogers Communications, Inc., Class B, NVS	1,983	(60,961)	7.0
Royal Bank of Canada	610	(73,551)	8.5
		(186,296)
France
TotalEnergies SE	1,472	(82,012)	9.5
Germany
Daimler Truck Holding AG	2,308	(88,401)	10.2
Siemens AG, Registered Shares	166	(32,369)	3.8
		(120,770)
India
Infosys Ltd., ADR	2,530	(55,458)	6.4
Japan
Bell System24 Holdings, Inc.	4,800	(39,099)	4.5
Central Japan Railway Co.	1,200	(22,519)	2.6
Dentsu Group, Inc.	3,500	(84,107)	9.8
Nissan Motor Co. Ltd.	7,400	(22,443)	2.6
Seven Bank Ltd.	15,800	(31,288)	3.6
		(199,456)
Netherlands
Basic-Fit NV	803	(18,746)	2.2
Philippines
TELUS International CDA, Inc.	8,630	(33,921)	3.9
Spain
Telefonica SA	35,531	(144,998)	16.8
Sweden
Evolution AB	281	(21,669)	2.5
United States
Charter Communications, Inc., Class A	87	(29,821)	3.4

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Global Equity Absolute Return Fund
	Shares	Value	% of Basket Value
United States (continued)
Cognizant Technology Solutions Corp., Class A	384	$ (29,530)	3.4%
Lululemon Athletica, Inc.	64	(24,474)	2.8
Netflix, Inc.	236	(210,351)	24.3
Penske Automotive Group, Inc.	831	(126,678)	14.7
Roku, Inc., Class A	507	(37,690)	4.4
Silicon Laboratories, Inc.	409	(50,806)	5.9
United Parks & Resorts, Inc.	3,261	(183,236)	21.2
		(692,586)
Total Reference Entity — Short		(1,555,912)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(864,628)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination dates February 9, 2028 to February 10, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Cie de Saint-Gobain SA	1,802	$ 160,129	(13.8)%
Japan
Nintendo Co. Ltd.	2,800	163,077	(14.1)
United Kingdom
AstraZeneca PLC	1,420	185,139	(16.0)
United States
Moody’s Corp.	329	155,739	(13.5)
Total Reference Entity — Long		664,084
Reference Entity — Short
Common Stocks
Australia
Commonwealth Bank of Australia	781	(73,899)	6.4
Westpac Banking Corp.	3,405	(67,967)	5.9
		(141,866)
Japan
Central Japan Railway Co.	3,000	(56,297)	4.9
Nissan Motor Co. Ltd.	7,500	(22,746)	2.0
Secom Co. Ltd.	4,200	(142,632)	12.3
		(221,675)
Netherlands
Basic-Fit NV	2,350	(54,860)	4.7
Sweden
H & M Hennes & Mauritz AB, B Shares	4,493	(60,560)	5.2
	Shares	Value	% of Basket Value
Taiwan
First Financial Holding Co. Ltd.	83,430	$ (68,891)	5.9%
Novatek Microelectronics Corp.	4,000	(61,106)	5.3
		(129,997)
United Kingdom
Associated British Foods PLC	3,966	(101,167)	8.7
Sage Group PLC (The)	6,374	(101,273)	8.8
		(202,440)
United States
Amgen, Inc.	504	(131,363)	11.4
Conagra Brands, Inc.	4,687	(130,064)	11.2
eBay, Inc.	1,940	(120,183)	10.4
Gap, Inc. (The)	3,392	(80,153)	6.9
Kroger Co. (The)	2,529	(154,648)	13.4
Lululemon Athletica, Inc.	359	(137,285)	11.9
Roku, Inc., Class A	1,441	(107,124)	9.3
WW Grainger, Inc.	141	(148,621)	12.8
		(1,009,441)
Total Reference Entity — Short		(1,820,839)
Net Value of Reference Entity — HSBC Bank PLC		$(1,156,755)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates May 13, 2025 to December 21, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Air Liquide SA	225	$ 36,576	(4.5)%
Cie de Saint-Gobain SA	388	34,478	(4.3)
		71,054
Germany
adidas AG	855	210,300	(26.2)
United Kingdom
AstraZeneca PLC	598	77,967	(9.7)
Barclays PLC	60,365	201,933	(25.1)
RELX PLC	1,055	47,801	(5.9)
		327,701
Total Reference Entity — Long		609,055
Reference Entity — Short
Common Stocks
Germany
Dr. Ing hc F Porsche AG, Preference Shares, NVS	953	(57,751)	7.2
Fresenius Medical Care AG	2,759	(125,619)	15.6
Siemens AG, Registered Shares	263	(51,284)	6.4
		(234,654)

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Global Equity Absolute Return Fund
	Shares	Value	% of Basket Value
India
Infosys Ltd., ADR	1,557	$ (34,130)	4.2%
Japan
Freee KK	6,200	(118,034)	14.7
Nissan Motor Co. Ltd.	17,600	(53,378)	6.6
SoftBank Corp.	80,000	(100,987)	12.6
		(272,399)
Sweden
Evolution AB	796	(61,384)	7.6
Taiwan
Mega Financial Holding Co. Ltd.	58,710	(69,215)	8.6
United Kingdom
BT Group PLC	79,107	(142,589)	17.7
	Shares	Value	% of Basket Value
United States
AT&T Inc.	5,963	$ (135,778)	16.9%
J. M. Smucker Co. (The)	628	(69,155)	8.6
Lam Research Corp.	1,180	(85,231)	10.6
Omnicom Group, Inc.	2,213	(190,407)	23.7
ResMed, Inc.	518	(118,461)	14.7
		(599,032)
Total Reference Entity — Short		(1,413,403)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(804,348)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 576,721	$ —	$ —	$ 576,721
China	86,206	288,213	—	374,419
Denmark	—	218,983	—	218,983
France	—	192,076	—	192,076
Germany	282,066	136,149	—	418,215
Italy	—	193,346	—	193,346
Japan	—	701,427	—	701,427
Netherlands	—	133,083	—	133,083
Switzerland	218,346	—	—	218,346
Taiwan	—	227,500	—	227,500
United States	3,916,685	—	—	3,916,685
Short-Term Securities
Money Market Funds	2,804,936	—	—	2,804,936
	$ 7,884,960	$ 2,090,777	$ —	$ 9,975,737

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Global Equity Absolute Return Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 41,149	$ 97,382	$ —	$ 138,531
Foreign Currency Exchange Contracts	—	41,508	—	41,508
	$ 41,149	$ 138,890	$ —	$ 180,039
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
TWD	Taiwan New Dollar
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares